Foreign currency risk - Financial assets and liabilities held in foreign currency (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Cash and cash equivalents	SFr 924.3	$ 629.3	€ 24.1	SFr 494.6	$ 248.7	€ 69.8
Trade Receivables And Other Financial Assets		229.6	34.5		640.0	102.1
Trade Payables And Other Financial Liabilities		(145.3)	(21.4)		(257.6)	(84.5)
Total assets and liabilities		$ 713.6	€ 37.2		$ 631.2	€ 87.4